Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Market and customer-related [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	3 years
Market and customer-related [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	40 years
Content, software and other [member]
Disclosure of detailed information about intangible assets [line items]
Unallocated intangible assets acquired pre IFRS	£ 120		£ 175
Content, software and other [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	3 years
Content, software and other [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	20 years
Internally developed intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	3 years
Internally developed intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - useful economic life	10 years
Scientific, Technical & Medical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, net book value	£ 112		£ 123
Other intangible asset		£ 280
Updated useful economic life		20 years